PENSION AND OTHER POSTRETIREMENT BENEFITS (Details 13) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 29, 2012	Dec. 31, 2011	Jan. 01, 2011
Defined contribution and other retirement plans
Recognized defined contribution plan cost	$ 22.0	$ 21.6	$ 10.2
Deferred compensation plan accrued	128.3	130.9
Letters of credit securing deferred compensation plan obligations	16.0	16.0
Cash surrender value included in other assets	187.4	186.1
Deferred compensation gain (expense)	7.4	(4.0)	4.4
DSUs outstanding under directors deferred equity compensation plan for non-employee directors	0.1	0.1
Value of DSUs outstanding under directors deferred equity compensation plan for non-employee directors	3.1	2.0
U.S.
Defined contribution and other retirement plans
Net actuarial loss	19.2
Prior service cost (credit)	0.4
Net amount to be recognized	19.6
Int'l
Defined contribution and other retirement plans
Net actuarial loss	6.4
Prior service cost (credit)	0.4
Net transition asset (obligation)	(0.1)
Net amount to be recognized	6.7
U.S. Postretirement Health Benefits
Defined contribution and other retirement plans
Net actuarial loss	2.7
Prior service cost (credit)	(4.8)
Net amount to be recognized	$ (2.1)